NOTE 19. SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT REPORTING

The Company measures segment income as income from operations less depreciation and amortization.  The reportable segments are components of the Company, which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business. Income tax expenses are not allocated to the segments.

Upon consummation of the merger of Heat Planet and the Company, the Company operated two segments: commercial vehicle sales, servicing, leasing and support segment and office leasing segment.

Year ended December 31, 2014

(in thousands)

	Commercial Vehicles	Office Leasing	Total

Segment Revenues	$808,511	$4,937	$813,448
Cost of Sales	$723,316	$2,532	$725,848
Gross Profit	$85,195	$2,405	$87,600
Selling and marketing	$10,383	$335	$10,718
General and administrative	$44,366	$2,232	$46,598
Litigation expense	$4,350	$—	$4,350
Interest expense	$22,627	$128	$22,755
Other (income), net	$(12,314)	$(47)	$(12,361)

Income (loss) from operations	$15,783	$(243)	$15,540

Interest income	$(164)	$(4)	$(168)

Depreciation and amortization	$1,919	$2,007	$3,926

Segment Income (loss) before taxes	$15,947	$(239)	$15,708

Year ended December 31, 2013

(in thousands)

	Commercial Vehicles	Office Leasing	Total

Segment Revenues	$657,627	$501	$658,128
Cost of Sales	$583,273	$1,360	$584,633
Gross Profit	$74,354	$(859)	$73,495
Selling and marketing	$10,056	$206	$10,262
General and administrative	$48,763	$1,164	$49,927
Interest expense	$9,597	$—	$9,597
Other (income), net	$(13,435)	$—	$(13,435)

Income (loss) from operations	$19,373	$(2,229)	$17,144

Interest income	$(404)	$(2)	$(406)

Depreciation and amortization	$2,046	$1,243	$3,289

Segment Income (loss) before taxes	$19,775	$(2,225)	$17,550

The assets of the office leasing segment as of December 31, 2014 and December 31, 2013 amounted to $93,406 and $78,658, respectively. The remaining balances of assets as of December 31, 2014 and December 31, 2013 are $519,239 and $474,461, respectively, which are related to the commercial vehicle sales, servicing, leasing and support segment.